Goodwill And Intangibles, Net	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangibles, Net
5.	GOODWILL AND INTANGIBLES, NET
As of June 30, 2021, the Company’s total intangibles, net consisted of the following:

(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangibles:
Trade names	$1,409	$(708)	$701
Brand	141,073	(3,618)	137,455
Non-compete	54,061	(4,791)	49,270
Customer relationships	880	(159)	721
Payor relationships	412,958	(17,773)	395,185
Provider relationships	6,988	(820)	6,168

Total intangibles, net	$617,369	$(27,869)	$589,500

As of December 31, 2020, the Company’s total intangibles, net consisted of the following:

(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangibles:
Trade names	$1,409	$(630)	$779
Brand	29,486	(2,171)	27,315
Non-compete	7,733	(3,373)	4,360
Customer relationships	880	(135)	745
Payor relationships	201,530	(11,960)	189,570
Provider relationships	4,119	(533)	3,586

Total intangibles, net	$245,157	$(18,802)	$226,355

The Company recorded amortization expense of $5.5 million and $2.6 million for the three months ended June 30, 2021 and 2020, respectively, and $9.1 million and $4.6 million for the six months ended June 30, 2021 and 2020, respectively.
Expected amortization expense for the Company’s existing amortizable intangibles for the next five years, and thereafter, as of June 30, 2021 is as follows:

Year ending December 31,	Amount (in thousands)
Remainder of 2021	$21,085
2022	41,278
2023	39,504
2024	38,305
2025	37,900
Thereafter	411,428

Total	$589,500

The Company identified one reporting unit for the annual goodwill impairment testing. No goodwill impairment was identified for the six months ended June 30, 2021 and 2020.